Income Tax - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ (962)	$ (2,646)	$ (5,212)
Deferred	(11)	(76)	(2,355)
Income tax expense	$ (973)	$ (2,722)	$ (7,567)